Financial risk management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 17,505	$ 13,862
Non-current borrowings	101,475	100,483
Total borrowings	118,980	114,345
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	3,721	336
Non-current borrowings	68,673	55,739
Total borrowings	$ 72,394	$ 56,075
Percent of current borrowings	3.00%	0.00%
Percent of non-current borrowings	58.00%	51.00%
Percent of total borrowings	61.00%	51.00%